Other income net - Summary of Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Revenue [abstract]
Interest income on financial assets carried at amortized cost	$ 180		$ 128		$ 107
Interest income on financial assets fair valued through other comprehensive income	124		122		119
Gain / (loss) on investments carried at fair value through profit or loss	34		34		18
Interest income on income tax refund	41	[1]	237	[2]
Exchange gains / (losses) on forward and options contracts	(24)		12		(80)
Exchange gains / (losses) on translation of other assets and liabilities	55		11		131
Others	15		24		40
Other income	$ 425		$ 568		$ 335

[1]	During the year ending March 31, 2025, the Company received orders under section 250 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2016-17 and 2019-20. These orders confirmed the Company's position with respect to tax treatment of certain contentious matters. As a result interest, income (pre-tax) of $38 million along with corresponding tax impact was recognized.
[2]	During the year ending March 31, 2024, the Company received orders under section 250 and 254 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2007-08 to 2015-16, 2017-18 and 2018-19. These orders confirmed the Company's position with respect to tax treatment of certain contentious matters. As a result, interest income (pre-tax) of $232 million along with the corresponding tax impact was recognized.